Stock-Based Compensation (Rollforward Of UNBC's Restricted Stock Units Under The Stock Bonus Plan) (Details) (UNBC [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
UNBC [Member]
Stock-Based Compensation [Line Items]
Unit outstanding, beginning of year	3,943,590
Activity during the year, Granted	4,934,845	3,995,505
Activity during the year, Vested	1,435,268	10,595
Activity during the year, Forfeited	304,833	41,320
Unit outstanding, end of year	7,138,334	3,943,590